Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
NET LOSS	$ (5,270,589)	$ (51,874)
OTHER COMPREHENSIVE LOSS
Unrealized Gain (Loss) on Foreign Exchange	(219,569)	(17,909)
COMPREHENSIVE LOSS	$ (5,490,158)	$ (69,783)